Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Assets [Abstract]
Summary of other financial assets including non-quasi equity loans to equity accounted units

	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m
Derivative financial instruments	210	62	272	531	134	665
Equity shares and quoted funds	98	19	117	66	9	75
Other investments, including loans(a)	220	2,462	2,682	231	2,668	2,899
Loans to equity accounted units	—	—	—	1	40	41
Total	528	2,543	3,071	829	2,851	3,680
(a)Current “Other investments, including loans” includes US$2,401 million (2020: US$2,538 million) of highly liquid financial assets held in managed investment funds classified as held for trading.